Other Financial Assets (Tables)	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Summary of Other Financial Assets

Details of other financial assets as of December 31, 2023 and 2024 are as follows:

(In millions of won)	December 31, 2023		December 31, 2024
Current assets
Financial assets at fair value through profit or loss
Derivatives (*1)	₩	136,762	186,676
Fair value hedging derivatives
Derivatives (*2)	₩	—	99,116
Financial assets at amortized cost
Deposits	₩	1,356	10,429
Short-term loans		26,375	26,098
Subtotal	₩	27,731	36,527
Other financial assets
Lease receivables	₩	4,130	6,302
Total	₩	168,623	328,621

Non-current assets
Financial assets at fair value through profit or loss
Equity securities	₩	87,027	120,501
Convertible securities		3,127	1,470
Derivatives (*1)		32,941	69,575
Subtotal	₩	123,095	191,546
Fair value hedging derivatives
Derivatives (*2)	₩	—	19,982
Financial assets at amortized cost
Deposits	₩	17,022	6,318
Long-term loans		33,509	11,045
Subtotal	₩	50,531	17,363
Other financial assets
Lease receivables	₩	—	3,761
Total	₩	173,626	232,652

(*1) The derivatives, which are not designated as hedging instruments, arise from cross currency interest rate swap contracts and others for the purpose of managing currency and interest rate risks associated with foreign currency denominated borrowings and bonds.

(*2) The derivatives, which are designated as hedging instruments, arise from forward exchange contracts for the purpose of managing currency risk associated with advances received in foreign currency.